Geological and geophysical expenses	12 Months Ended
Dec. 31, 2023
Geological and geophysical expenses
Geological and geophysical expenses

Note 12     Geological and geophysical expenses

Amounts in US$ ‘000	2023	2022	2021
Staff costs (Note 11)	7,879	7,097	6,042
Share-based payment (Note 11)	528	393	177
Communication and IT costs	2,139	1,743	1,071
Consultant fees	1,373	917	854
Allocation to capitalized project	(1,254)	(416)	(953)
Other services	527	795	700
	11,192	10,529	7,891